Schedule of Lease Cost (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating lease expense	$ 11,509	$ 138,108
Total lease expense	$ 11,509	$ 138,108